Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
16. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of March 31,
	2011		2012		2012
	(Millions of Rupees)				(Millions of US $) Unaudited
Interest accrual on deposits		348		772	15
General provident fund contribution of employees, net		13,432		13,758	270
Deferred income		5,042		5,749	113
Advance received from customers and others		1,481		1,141	22
Customer deposits		183		161	3
Accrued employee cost		1,973		1,633	32
Other payables and accruals		7,111		5,813	114
Others		10		59	1
Gratuity		49		(103)	(2)
Leave Encashment:
(i) Company Employees		498		435	9
(ii) Others		(422)		(424)	(8)
(i) Company Employees		3,325		6,496	128
(ii) Others		(4,925)		(4,927)	(97)
	Rs.	28,105	Rs.	30,563	$601

The General Provident Fund accrual represents amounts contributed by employees (who have opted for the Government pension rules), net of advances taken. Prior to the absorption (in the year 2000), this fund was being maintained by DoT. MTNL has raised claims amounting to Rs.13,541 million on DoT up to March 31, 2012 (2011: Rs.12,781 million) in respect of employee contributions (pre absorption) together with the interest accrued. An offsetting amount has been included in the non-current portion of amounts due from related parties as disclosed in Note 20.

Subsequent to absorption, in the absence of any rules available for deposit of such employee contributions, the amounts of employee contributions have been retained by MTNL. These funds are not restricted and could be used to fund the activities of MTNL until such time that the funds must be transferred to the GPF Trust. During the year ended March 31, 2006, a GPF Trust had been created and Rs.4,340 million had been transferred to GPF Trust. The outstanding amount owing to the trust of Rs.13,758 million continues to be a part of accrued expenses and other current liabilities as of March 31, 2012 as the amount is due to be recovered by the DoT.